Stock Option Plans - Additional Information (Detail) (USD $)	1 Months Ended			6 Months Ended	12 Months Ended				3 Months Ended	6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended			6 Months Ended						12 Months Ended								12 Months Ended
	Apr. 17, 2013	Apr. 05, 2013	Apr. 10, 2013	Jun. 30, 2013 Stock_Plan	Dec. 31, 2012 OptionPlans	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2013 Employees [Member]	Jun. 30, 2013 Employees [Member]	Jun. 30, 2012 Employees [Member]	Dec. 31, 2012 Employees [Member]	Dec. 31, 2011 Employees [Member]	Dec. 31, 2010 Employees [Member]	Jun. 30, 2013 Non-employees [Member]	Dec. 31, 2012 Non-employees [Member]	Dec. 31, 2011 Non-employees [Member]	Dec. 31, 2010 Non-employees [Member]	Jun. 30, 2013 Strike price of $25.00 or more [Member]	Jun. 30, 2013 Strike price of $12.50 [Member]	Jun. 30, 2013 2008 Stock Option Plan [Member]	Dec. 31, 2012 2008 Stock Option Plan [Member]	Apr. 01, 2010 2008 Stock Option Plan [Member]	Apr. 29, 2008 2008 Stock Option Plan [Member]	Dec. 31, 2012 2008 Stock Option Plan [Member] Maximum [Member]	Jun. 30, 2013 2011 Equity Incentive Plan [Member]	Dec. 31, 2012 2011 Equity Incentive Plan [Member]	Oct. 12, 2012 2011 Equity Incentive Plan [Member]	Jun. 30, 2011 2011 Equity Incentive Plan [Member]	Dec. 31, 2011 Amended [Member]	Dec. 31, 2011 Before Amendment [Member]	Dec. 31, 2011 After Amendment [Member]	Dec. 31, 2012 Stock Option Exchange Program [Member] Strike price of $25.00 or more [Member]	Dec. 31, 2012 Stock Option Exchange Program [Member] Strike price of $12.50 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity incentive plans				2
Number of common stock shares authorized for issuance																										350,000	350,000	350,000	150,000
Shares of common stock reserved for issuance																							550,000	251,475
Options granted maximum exercisable period																					10 years
Shares available for future awards																					122,390	76,660				350,000	350,000
Issuance of shares under Stock Options Plans				80,000
Stock options strike price																			$ 25.00	$ 12.50
Exchange options for number of options held with exercise price equal to initial public offering price, Percentage																			60.00%	80.00%													60.00%	80.00%
Price per share on equity offering			$ 10.00		$ 10.00														$ 10.00	$ 10.00
Outstanding stock options		336,300		507,610	553,340
Initial public offering exercisable lower price range		$ 12.50
Initial public offering exercisable upper price range		$ 33.80
Initial offering, options exchanged		242,070
Exercise price option	$ 11.75	$ 10.00
Approved options issued		53,500
Options issued, exercise price		$ 10.00
Additional shares available for future awards	5,850				49,100
Estimated fair value of common stock				$ 9.96	$ 9.60
Unrecognized compensation cost related to nonvested stock options granted									$ 879,831	$ 879,831		$ 846,810	$ 1,262,246		$ 27,300	$ 190,500	$ 1,061,270
Unrecognized compensation cost related to nonvested stock options granted expect to recognize, period (in years)										2 years 9 months 18 days		2 years 7 months 10 days	3 years 7 months 10 days		3 months	6 months	1 year 4 months 24 days
Issuance of common stock																		80,000
Options issued, exercise price							$ 4.00											$ 25.00
Equity incentive plans					2
Options granted exercisable period																									10 years
Options issued					80,000
Number of shares outstanding				507,610	553,340	559,990	511,660	220,000																						35,650			142,850	201,650
Exercise price				$ 7.61	$ 12.76	$ 12.85	$ 10.90	$ 4																							$ 4.00	$ 4.80	$ 25.00	$ 12.50
Estimated fair value of common stock					$ 9.60	$ 33.80	$ 11.90		$ 6.72	$ 6.72	$ 9.34	$ 23.35	$ 10.60	$ 4.60
Option exercised, amount received							1,600
Options exercised, total intrinsic value							$ 293,350
Surrendered shares							7,200